Debt - Affiliated Notes (Details)				12 Months Ended
	Jun. 23, 2022 GIP (£)	Oct. 01, 2021 USD ($)	Feb. 12, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2023 USD ($)	Sep. 15, 2022 USD ($)	Aug. 23, 2022 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Short-term debt				$ 1,500,000,000	$ 8,317,000,000			$ 1,500,000,000
Repayments of long term debt				0	568,000,000	$ 11,000,000
Interest expense on debt					34,000,000
Affiliated senior promissory note with AIG | Hybrid junior subordinated notes
Debt Instrument [Line Items]
Short-term debt											$ 8,300,000,000
Lexington Note | AIGLH notes
Debt Instrument [Line Items]
Amount of debt issued							$ 250,000,000
Repayments of long term debt			$ 254,000,000
Interest expense on debt					400,000	4,000,000
AIG Life Note
Debt Instrument [Line Items]
Proceeds from issuance of note | £	£ 10,000,000
AIG Europe SA Note | AIGLH notes
Debt Instrument [Line Items]
Amount of debt issued						9,000,000						$ 17,000,000
Repayments of long term debt		$ 9,000,000
Interest expense on debt					300,000	$ 500,000	$ 600,000
Hybrid junior subordinated notes | AIGLH notes
Debt Instrument [Line Items]
Amount of debt issued										$ 1,000,000,000
Parent Company
Debt Instrument [Line Items]
Short-term debt				1,500,000,000	8,317,000,000				$ 1,500,000,000
Parent Company | Affiliated senior promissory note with AIG | Hybrid junior subordinated notes
Debt Instrument [Line Items]
Short-term debt				$ 0	$ 8,317,000,000
Parent Company | Affiliated senior promissory note with AIG | Hybrid junior subordinated notes | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis points											1.00%